Exhibit 2. Conditions of the most significant loans (Tables)	12 Months Ended
Dec. 31, 2020
Exhibit 2 - Conditions of the most significant debt
Disclosure of loans

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of debt	Company	Issue date	Maturity date	Currency	Disbursement	Dec 31, 2020	Dec 31, 2019	rate	plan	interest
		Dec-10	Dec-40	COP	479,900	—	479,900	Floating	Bullet	Half-yearly
		Dec-10	Dec-40	COP	284,300	284,300	284,300	Floating	Bullet	Half-yearly
Bonds, domestic	Ecopetrol S.A.	Aug-13	Aug-23	COP	168,600	168,600	168,600	Floating	Bullet	Half-yearly
currency		Aug -13	Aug-28	COP	347,500	347,500	347,500	Floating	Bullet	Half-yearly
		Aug -13	Aug-43	COP	262,950	262,950	262,950	Floating	Bullet	Half-yearly
Syndicated commercial loan, domestic currency	Oleoducto Bicentenario S.A.S	Jul-12	Jul-24	COP	2,100,000	800,450	999,950	Floating	Quarterly	Quarterly
Syndicated commercial loan, domestic currency	Oleoducto de los Llanos Orientales S.A.	Aug -13	Aug-20	COP	800,000	—	96,000	Floating	Quarterly	Quarterly
		Nov-20	Aug-25	COP	110,000	110,000	—	Floating	Half-yearly	Half-yearly
Commercial loan	Inversiones de Gases de Colombia S.A. Invercolsa S.A. and subsidiaries	Aug-20	Aug-21	COP	50,000	43,000	—	Floating	Bullet	Quarterly
		Sep-19	Jul-25	COP	70,912	21,681	70,912	Floating	Half-yearly	Half-yearly
		Sep-13	Sep-23	USD	1,300	1,300	1,300	Fixed	Bullet	Half-yearly
		Sep-13	Sep-43	USD	850	850	850	Fixed	Bullet	Half-yearly
	Ecopetrol S.A.	May-14	May-45	USD	2,000	2,000	2,000	Fixed	Bullet	Half-yearly
Bonds, foreign		Sep-14	May-25	USD	1,200	1,200	1,200	Fixed	Bullet	Half-yearly
currency		Jun-15	Jun-26	USD	1,500	1,500	1,500	Fixed	Bullet	Half-yearly
		Jun-16	Sep-23	USD	500	500	500	Fixed	Bullet	Half-yearly
		Apr-20	Apr-30	USD	2,000	2,000	2,000	Fixed	Bullet	Half-yearly
	Oleoducto Central S.A. (1)	May-14	May-21	USD	500	500	500	Fixed	Bullet	Half-yearly
		Jul-20	Jul-27	USD	500	500	500	Fixed	Bullet	Half-yearly
Committed credit line	Ecopetrol S.A.	Apr-20	Sep-23	USD	665	665	—	Floating	Bullet	Half-yearly
		Dec-17	Dec-27	USD	2,001	1,305	1,530	Fixed	Half-yearly	Half-yearly
International		Dec-17	Dec-27	USD	76	49	58	Floating	Half-yearly	Half-yearly
commercial	Ecopetrol S.A.	Dec-17	Dec-27	USD	73	48	56	Fixed	Half-yearly	Half-yearly
loans (2)		Dec-17	Dec-27	USD	159	103	121	Floating	Half-yearly	Half-yearly
		Dec-17	Dec-25	USD	359	257	288	Floating	Half-yearly	Half-yearly

(1)This bond was redeemed early in 2020.

(2)Debt originally obtained by Reficar for the Refinery modernization and voluntarily assumed by Ecopetrol.